Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Changes in defined benefit pension plans, tax amount	$ (1,156,000)	$ 2,557,000	$ 4,152,000
Changes in other, tax amount	$ (77,000)	$ (22,000)	$ (136,000)